FAIR VALUE DISCLOSURES	12 Months Ended
Jun. 28, 2017
Fair Value Disclosures [Abstract]
FAIR VALUE DISCLOSURES
FAIR VALUE DISCLOSURES
(a) Non-Financial Assets Measured on a Non-Recurring Basis
We review the carrying amounts of property and equipment, reacquired franchise rights and transferable liquor licenses semi-annually or when events or circumstances indicate that the fair value may not exceed the carrying amount. We record an impairment charge for the excess of the carrying amount over the fair value.
We determine the fair value of property and equipment and reacquired franchise rights based on discounted projected future cash flows of the restaurants over their remaining service life using a risk adjusted discount rate that is commensurate with the inherent risk. Based on our semi-annual review, during fiscal 2017, long-lived assets and reacquired franchise rights with carrying values of $4.5 million and $0.8 million, respectively, primarily related to ten underperforming restaurants, were determined to have a total fair value of $0.2 million resulting in an impairment charge of $5.1 million. Based on our semi-annual review, during fiscal 2016, long-lived assets and reacquired franchise rights with carrying values of $7.0 million and $0.2 million, respectively, primarily related to five underperforming restaurants, were determined to have a total fair value of $0.2 million resulting in an impairment charge of $7.0 million. During the third quarter of fiscal 2016, two restaurants were identified for closure by management with a combined carrying value of $3.4 million. We determined these restaurants had no fair value resulting in an impairment charge of $3.4 million.
We determine the fair value of transferable liquor licenses based on prices in the open market for licenses in the same or similar jurisdictions. In fiscal 2017, six transferable liquor licenses with a carrying value of $1.3 million were written down to the fair value of $1.2 million resulting in an impairment charge of $0.1 million. In fiscal 2016, four transferable liquor licenses with a carrying value of $1.1 million were written down to the fair value of $0.9 million resulting in an impairment charge of $0.2 million.
During fiscal 2016, we recorded an impairment charge of $187,000 related to a parcel of undeveloped land that we own. The land had a carrying value of $937,000 and was written down to the fair value of $750,000. The fair value was based on the sales price of comparable properties. Additionally, we recorded an impairment charge of $231,000 related to a capital lease asset that is subleased to a franchisee. The capital lease asset had a carrying value of $338,000 and was written down to the fair value of $107,000. The fair value of the capital lease asset is based on discounted projected future cash flows from the sublease. We also recorded an impairment charge of $1.0 million related to a cost method investment which we determined to have no fair value.
All impairment charges were included in other gains and charges in the consolidated statements of comprehensive income for the periods presented.
The following table presents fair values for those assets measured at fair value on a non-recurring basis at June 28, 2017 and June 29, 2016 (in thousands):

	Fair Value Measurements Using
	(Level 1)	(Level 2)	(Level 3)	Total
Long-lived assets held for use:
At June 28, 2017	$—	$—	$201	$201
At June 29, 2016	$—	$—	$208	$208
Liquor licenses:
At June 28, 2017	$—	$1,185	$—	$1,185
At June 29, 2016	$—	$857	$—	$857
Other long-lived assets:
At June 28, 2017	$—	$—	$—	$—
At June 29, 2016	$—	$750	$107	$857

(b) Other Financial Instruments
Our financial instruments consist of cash and cash equivalents, accounts receivable, accounts payable and long-term debt. The fair values of cash and cash equivalents, accounts receivable and accounts payable approximate their carrying amounts because of the short maturity of these items. The carrying amount of debt outstanding related to the amended revolving credit facility approximates fair value as the interest rate on this instrument approximates current market rates (Level 2). The fair values of the 2.60% notes, 3.88% and 5.00% notes are based on quoted market prices and are considered Level 2 fair value measurements.
The carrying amounts, which are net of unamortized debt issuance costs and discounts, and fair values of the 2.60% notes, 3.88% notes and 5.00% notes are as follows (in thousands):

	June 28, 2017		June 29, 2016
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
2.60% Notes	$249,495	$250,480	$248,918	$252,445
3.88% Notes	$297,912	$286,077	$297,556	$302,655
5.00% Notes	$344,405	$347,956	$—	$—